Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
10.	Intangible assets

December 31, 2011	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$152,824	$48,683	$104,141
Franchise rights	37,246	12,648	24,598
Trademarks and trade names:
Indefinite life	20,702	-	20,702
Finite life	40,176	9,179	30,997
Management contracts and other	20,010	11,548	8,462
Brokerage backlog	2,240	2,231	9
	$273,198	$84,289	$188,909

December 31, 2010	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$148,408	$41,321	$107,087
Franchise rights	37,899	10,995	26,904
Trademarks and trade names:
Indefinite life	20,758	-	20,758
Finite life	38,857	8,828	30,029
Management contracts and other	17,541	9,509	8,032
Brokerage backlog	3,981	3,597	384
	$267,444	$74,250	$193,194

During the year ended December 31, 2011, the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$13,015	10.0
Franchise rights	97	9.4
Trademarks and trade names	3,060	19.6
Management contracts and other	998	6.7
	17,170	11.5

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2012	$19,310
2013	16,551
2014	14,847
2015	14,402
2016	13,868